UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Scoggin LLC

Address:   660 Madison Avenue, 20th Floor
           New York, NY 10021


Form 13F File Number: 28-04329


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig Effron
Title:  Principal
Phone:  212-355-5600

Name:   Curtis Schenker
Title:  Principal
Phone:  212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effron                   New York, NY                       11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

/s/ Curtis Schenker                New York, NY                       11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              91

Form 13F Information Table Value Total:  $    1,559,637
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-04327              S & E Partners, L.P.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLSTATE CORP                COM              020002101    9,031   228,000     PUT  OTHER      01         228,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784   27,806   848,000 SH       OTHER      01         848,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784    7,476   228,000     PUT  OTHER      01         228,000      0    0
APPLE INC                    COM              037833100   28,280    42,392 SH       OTHER      01          42,392      0    0
APPLE INC                    COM              037833100   14,143    21,200     PUT  OTHER      01          21,200      0    0
ARCELORMITTAL SA LUXEMBOURG  NOTE 5.000% 5/1  03938LAK0    2,550 2,500,000 PRN      OTHER      01       2,500,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104   14,040 1,590,000     CALL OTHER      01       1,590,000      0    0
BOEING CO                    COM              097023105   12,666   182,000     PUT  OTHER      01         182,000      0    0
BON-TON STORES INC           COM              09776J101    1,045   110,000 SH       OTHER      01         110,000      0    0
BP PLC                       SPONSORED ADR    055622104   17,961   424,000 SH       OTHER      01         424,000      0    0
CAESARS ENTMT CORP           COM              127686103    5,819   855,704 SH       OTHER      01         855,704      0    0
CENVEO INC                   COM              15670S105      229   100,000 SH       OTHER      01         100,000      0    0
CHEMTURA CORP                COM NEW          163893209   17,341 1,007,000 SH       OTHER      01       1,007,000      0    0
CIGNA CORPORATION            COM              125509109   38,915   825,000     CALL OTHER      01         825,000      0    0
COEUR D ALENE MINES CORP IDA NOTE 3.250% 3/1  192108AR9    2,404 2,360,000 PRN      OTHER      01       2,360,000      0    0
COMCAST CORP NEW             CL A             20030N101    8,150   228,000     PUT  OTHER      01         228,000      0    0
CURRENCYSHARES EURO TR       EURO SHS         23130C108   70,230   550,000     PUT  OTHER      01         550,000      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106      620    20,000     PUT  OTHER      01          20,000      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702    3,264   356,300     CALL OTHER      01         356,300      0    0
DISNEY WALT CO               COM DISNEY       254687106   11,920   228,000     PUT  OTHER      01         228,000      0    0
DOLLAR GEN CORP NEW          COM              256677105   10,926   212,000 SH       OTHER      01         212,000      0    0
DST SYS INC DEL              COM              233326107    4,900    86,642 SH       OTHER      01          86,642      0    0
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN   29273V100    6,147   136,000 SH       OTHER      01         136,000      0    0
ENZON PHARMACEUTICALS INC    NOTE 4.000% 6/0  293904AE8    1,629 1,600,000 PRN      OTHER      01       1,600,000      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108    7,140   114,000     CALL OTHER      01         114,000      0    0
FACEBOOK INC                 CL A             30303M102   19,061   880,000 SH       OTHER      01         880,000      0    0
FACEBOOK INC                 CL A             30303M102   17,627   813,800     PUT  OTHER      01         813,800      0    0
FLAGSTAR BANCORP INC         COM NEW          337930507    4,081 3,710,000 SH       OTHER      01       3,710,000      0    0
GENERAL ELECTRIC CO          COM              369604103   24,073 1,060,000     CALL OTHER      01       1,060,000      0    0
GENERAL MTRS CO              COM              37045V100    6,484   285,000 SH       OTHER      01         285,000      0    0
GENERAL MTRS CO              COM              37045V100   32,874 1,445,000     CALL OTHER      01       1,445,000      0    0
GOOGLE INC                   CL A             38259P508   23,993    31,800     CALL OTHER      01          31,800      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106    1,401    59,000     CALL OTHER      01          59,000      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106    7,929   334,000     PUT  OTHER      01         334,000      0    0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109    1,080    45,000 SH       OTHER      01          45,000      0    0
HARVEST NATURAL RESOURCES IN COM              41754V103   14,552 1,631,440 SH       OTHER      01       1,631,440      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   14,760 1,075,000 SH       OTHER      01       1,075,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   11,259   820,000     PUT  OTHER      01         820,000      0    0
HESS CORP                    COM              42809H107    6,124   114,000     CALL OTHER      01         114,000      0    0
ISHARES TR                   BARCLYS MBS BD   464288588    1,365    12,500 SH       OTHER      01          12,500      0    0
ISHARES TR                   RUSSELL 2000     464287655   14,769   177,000     CALL OTHER      01         177,000      0    0
ISHARES TR                   RUSSELL 2000     464287655   49,230   590,000     PUT  OTHER      01         590,000      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119    3,190   913,926 SH       OTHER      01         913,926      0    0
KINROSS GOLD CORP            NOTE 1.750% 3/1  496902AD9    2,001 2,000,000 PRN      OTHER      01       2,000,000      0    0
LOCKHEED MARTIN CORP         COM              539830109   18,676   200,000     PUT  OTHER      01         200,000      0    0
LULULEMON ATHLETICA INC      COM              550021109   24,400   330,000     PUT  OTHER      01         330,000      0    0
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    4,450   180,000 SH       OTHER      01         180,000      0    0
MARVELL TECHNOLOGY GROUP LTD ORD              G5876H105    5,218   570,000 SH       OTHER      01         570,000      0    0
MELA SCIENCES INC            COM              55277R100    1,785   556,100 SH       OTHER      01         556,100      0    0
MGIC INVT CORP WIS           COM              552848103      230   150,000 SH       OTHER      01         150,000      0    0
MICROSOFT CORP               COM              594918104      373    12,550 SH       OTHER      01          12,550      0    0
MICROSTRATEGY INC            CL A NEW         594972408    7,106    53,000 SH       OTHER      01          53,000      0    0
MICROSTRATEGY INC            CL A NEW         594972408    7,642    57,000     CALL OTHER      01          57,000      0    0
NAVISTAR INTL CORP NEW       COM              63934E108    4,598   218,000 SH       OTHER      01         218,000      0    0
NAVISTAR INTL CORP NEW       COM              63934E108    1,866    88,500     PUT  OTHER      01          88,500      0    0
NEWS CORP                    CL A             65248E104   13,478   550,000     CALL OTHER      01         550,000      0    0
NIELSEN HOLDINGS N V         COM              N63218106   15,889   530,000 SH       OTHER      01         530,000      0    0
NOVAGOLD RES INC             COM NEW          66987E206    3,139   560,500 SH       OTHER      01         560,500      0    0
OAKTREE CAP GROUP LLC        UNIT 99/99/9999  674001201   40,527   988,453 SH       OTHER      01         988,453      0    0
OCZ TECHNOLOGY GROUP INC     COM              67086E303    2,967   855,000     CALL OTHER      01         855,000      0    0


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
PENDRELL CORP                COM              70686R104      283   250,000 SH       OTHER      01         250,000      0    0
PENNEY J C INC               COM              708160106    5,793   238,500     CALL OTHER      01         238,500      0    0
PFIZER INC                   COM              717081103   28,329 1,140,000     CALL OTHER      01       1,140,000      0    0
POWERSHS DB MULTI SECT COMM  PS DB AGRICUL FD 73936B408    1,176    40,000 SH       OTHER      01          40,000      0    0
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107   12,494   570,000     CALL OTHER      01         570,000      0    0
POWERWAVE TECHNOLOGIES INC   COM NEW          739363307       31    50,000 SH       OTHER      01          50,000      0    0
RAMBUS INC DEL               NOTE 5.000% 6/1  750917AC0      802   800,000 PRN      OTHER      01         800,000      0    0
SAKS INC                     NOTE 2.000% 3/1  79377WAL2      778   750,000 PRN      OTHER      01         750,000      0    0
SCORPIO TANKERS INC          SHS              Y7542C106      600   100,000 SH       OTHER      01         100,000      0    0
SEAGATE TECHNOLOGY PLC       SHS              G7945M107   12,297   397,200 SH       OTHER      01         397,200      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    8,372   114,000     CALL OTHER      01         114,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107    2,131    12,400 SH       OTHER      01          12,400      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107  187,704 1,092,000     CALL OTHER      01       1,092,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   57,755   336,000     PUT  OTHER      01         336,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103    2,304    16,000 SH       OTHER      01          16,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   96,748   672,000     CALL OTHER      01         672,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  267,784 1,860,000     PUT  OTHER      01       1,860,000      0    0
TPC GROUP INC                COM              89236Y104    6,979   171,000 SH       OTHER      01         171,000      0    0
TRANSCEPT PHARMACEUTICALS IN COM              89354M106    2,061   388,200 SH       OTHER      01         388,200      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104   28,327   503,500 SH       OTHER      01         503,500      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104   27,005   480,000     CALL OTHER      01         480,000      0    0
U S AIRWAYS GROUP INC        COM              90341W108    6,590   630,000     CALL OTHER      01         630,000      0    0
UNITED CONTL HLDGS INC       COM              910047109    3,042   156,000     CALL OTHER      01         156,000      0    0
UNITED RENTALS INC           COM              911363109    7,196   220,000     CALL OTHER      01         220,000      0    0
UNITED TECHNOLOGIES CORP     COM              913017109   12,448   159,000     CALL OTHER      01         159,000      0    0
UNITEDHEALTH GROUP INC       COM              91324P102   11,747   212,000 SH       OTHER      01         212,000      0    0
VALUEVISION MEDIA INC        CL A             92047K107      173    73,481 SH       OTHER      01          73,481      0    0
VIRGIN MEDIA INC             NOTE 6.500%11/1  92769LAB7    2,585 1,500,000 PRN      OTHER      01       1,500,000      0    0
VISTEON CORP                 COM NEW          92839U206    9,448   212,500 SH       OTHER      01         212,500      0    0
WALGREEN CO                  COM              931422109    1,093    30,000 SH       OTHER      01          30,000      0    0
WALGREEN CO                  COM              931422109   22,739   624,000     CALL OTHER      01         624,000      0    0


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